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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]:  Amendment Number: _____

   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:  Chieftain Capital Management, Inc.

Address:  12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas D. Stern
Title:  Director
Phone:  (212) 421-9760

Signature, Place, and Date of Signing:


/s/ Thomas D. Stern                    New York, New York     November 13, 2001
-----------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  8

Form 13F Information Table Value Total:  $1,985,383 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


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
COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7           COLUMN 8
--------             --------  -----------  ---------   --------------------  ----------  --------  ------------------------

                     TITLE OF                 VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER        CLASS       CUSIP     (x $1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS     SOLE     SHARED  NONE
-------------------  --------  -----------  ---------  ----------  ---  ----  ----------  --------  ----------  ------  ----

SHAW COMMUNI-
CATIONS INC          CL B      82028K 20 0    600,251  29,642,008  SH            SOLE               29,642,008

ALBERTA ENERGY
LTD                  COM       012873 10 5    580,551  17,100,178  SH            SOLE               17,100,178

IRON MTN INC PA      COM       462846 10 6    290,043   6,997,430  SH            SOLE                6,997,430

JONES APPAREL
GROUP INC            COM       480074 10 3    249,155   9,774,611  SH            SOLE                9,774,611

YANKEE CANDLE INC    COM       984757 10 4    139,106   8,134,826  SH            SOLE                8,134,826

BLYTH INC            COM       09643P 10 8     90,782   4,564,219  SH            SOLE                4,564,219

CORUS                COM CL B
ENTERTAINMENT INC    NON VTG   220874 10 1     28,810   1,753,499  SH            SOLE                1,753,499

NEWHALL LAND AND     DEPOSIT-  651426 10 8      6,685     235,800  SH            SOLE                  235,800
FARMING CO CAL       ARY REC
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